SEGMENTED INFORMATION - Geographic information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues	$ 4,142	$ 3,967	$ 3,778
Property, plant and equipment	39,449	44,682
North America
Disclosure of operating segments [line items]
Property, plant and equipment	21,630	26,082
Colombia
Disclosure of operating segments [line items]
Property, plant and equipment	12,431	10,585
Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	3,674	4,888
Europe
Disclosure of operating segments [line items]
Property, plant and equipment	1,714	3,127
Hydroelectric
Disclosure of operating segments [line items]
Revenues	2,620	2,505	2,307
Wind
Disclosure of operating segments [line items]
Revenues	670	609	647
Utility-scale solar
Disclosure of operating segments [line items]
Revenues	643	632	567
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues	$ 209	$ 221	$ 257